Debt - Subordinated Related Party Term Loans Prior to 2020 (Details)				3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 16, 2019 USD ($) item	Dec. 10, 2018 USD ($)	Nov. 22, 2017 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Sub Debt principal balance				$ 1,740,752		$ 1,740,752		$ 6,653,292	$ 11,688,979
Add: PIK Interest									1,101,575
Interest expense on the Senior Debt				$ 67,936	$ 970,085	$ 356,873	$ 2,233,794	3,050,879	13,844,961
PIK interest							$ 44,449	$ 44,449	$ 211,923
Sub Debt
Debt Instrument [Line Items]
Principal ownership		$ 4,750,000	$ 30,579,496
Cash interest rate (in percent)			12.00%
Paid-In-Kind ("PIK") interest rate		25.00%	8.00%
Sub Debt | Common Units
Debt Instrument [Line Items]
Total fair value of Preferred and Common Units exchanged | item	2,434,551.28
Sub Debt | Preferred Units
Debt Instrument [Line Items]
Total fair value of Preferred and Common Units exchanged | item	1,373,820.51
Sub Debt | LMA
Debt Instrument [Line Items]
Percentage of amount due			20.90%
Sub Debt | KFE
Debt Instrument [Line Items]
Percentage of amount due			20.10%
Sub Debt | JCP
Debt Instrument [Line Items]
Percentage of amount due			59.00%
Metuchen Therapeutics, LLC
Debt Instrument [Line Items]
Fair value	$ 46,617,232
Sub Debt principal balance	33,250,000
Add: PIK Interest	16,544,318
Less: Debt Discount	10,486,536
Total carrying value of Sub Debt exchanged	39,307,782
Excess of fair value of Preferred and Common Units exchanged over the carrying value of Sub Debt	(7,309,450)
Interest expense on the Senior Debt	$ 39,300,000
Fair value of Preferred and Common Units	46,600,000
PIK interest	$ 7,300,000
Metuchen Therapeutics, LLC | Common Units
Debt Instrument [Line Items]
Fair value	29,117,232
Metuchen Therapeutics, LLC | Preferred Units
Debt Instrument [Line Items]
Fair value	$ 17,500,000
JCP III CI AIV, L.P | Metuchen Therapeutics, LLC
Debt Instrument [Line Items]
Ownership interest taken		55.00%
Fair value		$ 22,250,746
Debt discount		$ 15,506,463